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SEC FILE NUMBER

CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☑ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	March 31, 2009

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
PART I — REGISTRANT INFORMATION
Luminent Mortgage Capital, Inc.

Full Name of Registrant

Former Name if Applicable
1442 Market Street, Suite 200
Address of Principal Executive Office (Street and Number)
Denver, CO  80202

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐
	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
On September 5, 2008, we together with certain of our subsidiaries, filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the District of Maryland (Case No. 08-21389). We are currently considering various strategic alternatives available to facilitate our restructuring and are operating with a reduced accounting and finance staff. Because of the significant efforts required by the remaining accounting and finance staff to prepare such analysis and documentation related to analyzing those potential alternatives, preparing required periodic reports to the Court, and considering the potential impact of the various options to our financial condition and our ability to continue as a going concern, we are not able to file our Form 10-Q for the period ended March 31, 2009 within the prescribed time period.

SEC 1344 (05-06)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

Zachary Pashel	303	993-7130
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☐ No ☑

Form 10-Q for the period ended June 30, 2008, Form 10-Q for the period ended September 30, 2008, Form 10-K for the period ended December 31, 2008
(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Our Form 10-Q for the year ended March 31, 2009 will report a significant change from our report as of March 31, 2008 due to our sales and transfers of assets to repay debt since March 31, 2008. Since March 31, 2008 we have sold securities and transferred securities to repurchase agreement lenders to repay short-term debt and we entered into several term-note agreements for balances due on repurchase agreement debt. Subsequent to entering into those term-note agreements, our remaining repurchase agreement lender declared an event of default to have occurred on our repurchase agreement with them due to our inability to deliver additional securities or cash necessary to fulfill our obligations under the terms of the agreement. As a result of the event of default, the repurchase agreement lender took possession of all remaining mortgage-backed securities of value, including securities that were retained from our whole loan securitizations. These transfers of securities resulted in the derecognition of all of our remaining mortgage-backed securities from our balance sheet and the deconsolidation of all of our securitization trusts because we no longer have the rights to receive principal and interest cash payments from these securities. As of the date our repurchase agreement lender took possession of our remaining securities, our operations effectively ceased while we consider strategic alternatives. In addition, due to our adoption of the Statement of Financial Accounting Standards No. 159, Fair Value Option, as of January 1, 2008, all gains and losses in the fair value of our investment assets and financing liabilities are now recognized in our statement of operations. We are unable to provide a reasonable estimate of the changes from the prior year report until the preparation of the key elements of the financial statements is completed.

Luminent Mortgage Capital, Inc.
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	May 20, 2009	By	/s/ Zachary Pashel